Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Non-Operating Income [Abstract]
Foreign exchange gain	$ 2,535	$ 1,203
Gain on remeasurement of previously held equity interest	51
Realized gains on Investment	755
Unrealized gains on Investment	73
Financial income	19
Interest income	6,240	1,611
Other	62
Total non-operating income	$ 9,735	$ 2,814